Fair value measurement - Schedule of reconciliation of changes in Level 3 (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	£ 1,740
Financial assets (liabilities), ending balance	816
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	297	£ 233
Net gains/(losses) through the consolidated income statement for the period	47	150
Purchases	1	(152)
Settlements	10	(8)
Financial assets (liabilities), ending balance	355	223
Financing derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(100)	(187)
Net gains/(losses) through the consolidated income statement for the period	25	76
Purchases	0	(133)
Settlements	0	0
Financial assets (liabilities), ending balance	(75)	(244)
Gains (losses) recognized in P&L	25	93
Commodity contract derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(36)	44
Net gains/(losses) through the consolidated income statement for the period	(4)	44
Purchases	(10)	(56)
Settlements	7	(4)
Financial assets (liabilities), ending balance	(43)	28
Gains (losses) recognized in P&L	(15)	(23)
Other | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	433	376
Net gains/(losses) through the consolidated income statement for the period	26	30
Purchases	11	37
Settlements	3	(4)
Financial assets (liabilities), ending balance	£ 473	£ 439